Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
					Value of Initial Fixed $100 Investment
Year	Summary Compensation Table Total for the Principal Executive Officer (“PEO”) (1)	Compensation Actually Paid to the PEO (1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEOs”) (2)	Average Compensation Actually Paid to the NEOs (2)(3)	Total Shareholder Return (“TSR”)	Net Income (Loss)
2024	$446,154	$942,394	$245,385	$494,480	$130	$(11,242,404)
2023	$657,797	$579,640	$353,898	$314,120	$54	$(2,465,439)
2022	$827,122	$858,739	$438,376	$449,687	$61	$(677,107)

Named Executive Officers, Footnote [Text Block]

(1)	Our Chief Executive Officer, Fawad Maqbool, served as our PEO for all years in the table.
(2)	Our Chief Financial Officer, Louisa Sanfratello, and our Chief Operating Officer, Jorge Flores, served as our NEOs for all years in the table.

PEO Total Compensation Amount	[1]	$ 446,154	$ 657,797	$ 827,122
PEO Actually Paid Compensation Amount	[1],[2]	$ 942,394	579,640	858,739
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Executives	Summary Compensation Table Total	Subtract Equity Awards Granted in Covered Year (a)	Add Year-End Fair Value of Equity Awards (b)	Change in Fair Value of Prior Equity Awards (c)	Add Change in Fair Value of Vested Equity Awards (d)	Subtract the Fair Value of Equity Awards that Failed to Meet Vesting Conditions (e)	Total Compensation Actually Paid
2024	PEO	$446,154	$-	$-	$528,380	$(32,140)	$-	$942,394
2024	NEOs	$245,385	$-	$-	$265,570	$(16,475)	$-	$494,480
2023	PEO	$657,797	$(157,797)	$172,000	$(65,280)	$(27,080)	$-	$579,640
2023	NEOs	$353,898	$(78,898)	$86,000	$(33,305)	$(13,575)	$-	$314,120
2022	PEO	$827,122	$(330,787)	$340,550	$-	$21,854	$-	$858,739
2022	NEOs	$438,376	$(165,393)	$170,275	$(4,144)	$10,573	$-	$449,687

a)	Subtract amounts reported in “Stock Awards” and “Option Awards” columns of the Summary Compensation Table.
b)	Add the year-end fair value of equity awards granted during the covered year that are outstanding and unvested as of the end of the covered fiscal year.
c)	Add the year-end change in fair value of equity awards granted during prior years that are outstanding and unvested as of the end of the covered fiscal year compared to the fair value at the end of the prior fiscal year.
d)	Add the vesting date fair value of equity awards granted and vested during the covered fiscal year, as well as equity awards granted during prior years compared to the fair value at the end of the prior fiscal year.
e)	Subtract the prior fiscal year fair value of equity awards granted during prior years that fail to meet the applicable vesting conditions during the covered fiscal year.

Non-PEO NEO Average Total Compensation Amount	[3]	$ 245,385	353,898	438,376
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 494,480	314,120	449,687
Compensation Actually Paid vs. Total Shareholder Return [Text Block]		The chart below highlights the alignment between “compensation actually paid” to our Named Executive Officers and our total shareholder return performance for the past three fiscal years.
Compensation Actually Paid vs. Net Income [Text Block]		The chart below highlights the alignment between “compensation actually paid” to our Named Executive Officers and our net income performance for the past three fiscal years.
Total Shareholder Return Amount		$ 130	54	61
Net Income (Loss) Attributable to Parent		$ (11,242,404)	$ (2,465,439)	$ (677,107)
PEO Name		Fawad Maqbool	Fawad Maqbool	Fawad Maqbool
PEO [Member] | Equity Awards Granted in Covered [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]		$ (157,797)	$ (330,787)
PEO [Member] | Year-End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]		172,000	340,550
PEO [Member] | Change in Fair Value of Prior Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	528,380	(65,280)
PEO [Member] | Change in Fair Value of Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	(32,140)	(27,080)	21,854
PEO [Member] | Fair Value of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]
Non-PEO NEO [Member] | Equity Awards Granted in Covered [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]		(78,898)	(165,393)
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]		86,000	170,275
Non-PEO NEO [Member] | Change in Fair Value of Prior Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	265,570	(33,305)	(4,144)
Non-PEO NEO [Member] | Change in Fair Value of Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	(16,475)	(13,575)	10,573
Non-PEO NEO [Member] | Fair Value of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]

[1]	Our Chief Executive Officer, , served as our PEO for all years in the table.
[2]	To calculate “compensation actually paid” for our PEO and other NEOs the following adjustments were made to Summary Compensation Table total pay:
[3]	Our Chief Financial Officer, Louisa Sanfratello, and our Chief Operating Officer, Jorge Flores, served as our NEOs for all years in the table.
[4]	Subtract amounts reported in “Stock Awards” and “Option Awards” columns of the Summary Compensation Table.
[5]	Add the year-end fair value of equity awards granted during the covered year that are outstanding and unvested as of the end of the covered fiscal year.
[6]	Add the year-end change in fair value of equity awards granted during prior years that are outstanding and unvested as of the end of the covered fiscal year compared to the fair value at the end of the prior fiscal year.
[7]	Add the vesting date fair value of equity awards granted and vested during the covered fiscal year, as well as equity awards granted during prior years compared to the fair value at the end of the prior fiscal year.
[8]	Subtract the prior fiscal year fair value of equity awards granted during prior years that fail to meet the applicable vesting conditions during the covered fiscal year.